Risk Management (Details) - Schedule of aging analysis of loans $ in Millions, $ in Millions		Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 CLP ($)	Dec. 31, 2019 USD ($)
Risk Management (Details) - Schedule of aging analysis of loans [Line Items]
Loans		$ 369,248	$ 29,763,815	[1]	$ 386,509	$ 29,138,740	[1]
Financial assets neither past due nor impaired [member]
Risk Management (Details) - Schedule of aging analysis of loans [Line Items]
Loans	[1]		29,425,612			28,320,599
Up to 30 days [Member] | Financial assets neither past due nor impaired [member]
Risk Management (Details) - Schedule of aging analysis of loans [Line Items]
Loans	[1]		272,409			599,844
Over 30 days and up to 60 days [Member] | Financial assets neither past due nor impaired [member]
Risk Management (Details) - Schedule of aging analysis of loans [Line Items]
Loans	[1]		51,812			159,756
Over 60 days and up to 90 days [Member] | Financial assets neither past due nor impaired [member]
Risk Management (Details) - Schedule of aging analysis of loans [Line Items]
Loans	[1]		13,531			57,946
Over 90 days [Member] | Financial assets neither past due nor impaired [member]
Risk Management (Details) - Schedule of aging analysis of loans [Line Items]
Loans	[1]		$ 451			$ 595

[1]	These amounts include installments that are overdue, plus the remaining balance of principal and interest on such loans.